UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	02/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 29, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)

New York--93.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peters Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	2,004,220
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peters Hospital of the
City of Albany Project)	5.25	11/15/32	5,825,000	5,210,229
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	365,000	381,670
Battery Park City Authority,
Revenue	5.25	11/1/18	10,000,000	10,616,200
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,878,804
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	2,947,746
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
FGIC)	4.50	9/1/18	1,110,000	1,116,227
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,074,053
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,128,171
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,177,296
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,241,672
Erie County,
GO Public Improvement
(Insured; MBIA)	5.25	4/1/18	2,000,000	2,112,160
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care

Community, Inc. Project)	6.00	2/1/28	1,500,000	1,381,485
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,773,942
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	5,936,520
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	5,119,915
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,357,300
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	9,602,300
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,529,600
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	9/1/25	28,765,000	27,639,426
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	8,750,000	8,810,900
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA)	5.50	7/1/24	10,000,000	10,137,700
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,830,000 a	1,947,724
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	3,820,000 a	4,092,328
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,358,070
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000	16,441,228
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	7,863,982
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/37	15,000,000	14,200,650
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	6.63	6/1/10	500,000 a	544,520
Nassau County,
General Improvement (Insured;
FSA)	5.75	3/1/10	4,955,000 a	5,222,471
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000 a	4,252,000
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.70	1/1/43	10,000,000	9,625,500
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	11,816,445
New York City	5.80	8/1/11	190,000	190,429
New York City	5.00	11/1/12	2,000,000	2,127,300
New York City	5.50	6/1/13	875,000 a	962,264
New York City	5.25	10/15/19	5,000,000	5,120,400
New York City	5.00	11/1/19	10,000,000	10,136,900
New York City	5.00	4/1/20	3,500,000	3,522,260
New York City	5.00	8/1/20	2,000,000	2,012,740
New York City	5.25	10/15/22	2,000,000	2,009,540
New York City	5.50	6/1/23	125,000	126,809
New York City	5.25	8/15/25	7,475,000	7,424,170
New York City	5.00	10/1/25	12,000,000	11,577,600
New York City	5.25	8/15/26	8,750,000	8,668,187
New York City
(Insured; AMBAC)	5.75	8/1/12	1,570,000 a	1,723,844
New York City
(Insured; AMBAC)	5.75	8/1/16	3,430,000	3,720,418
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,513,350
New York City
(Insured; MBIA)	5.25	5/15/18	11,000,000	11,551,320
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,559,269
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.10	5/1/08	500,000	502,235
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.25	5/1/08	555,000 a	568,675
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.30	5/1/08	585,000 a	599,461
New York City Industrial

Development Agency, Civic
Facility Revenue (New York Law
School Project) (Insured;
AMBAC)	6.23	7/1/36	20,500,000 b	20,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.00	7/1/12	1,460,000	1,562,565
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.25	7/1/15	1,640,000	1,767,018
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeals Federation
Project)	5.00	7/1/27	1,000,000	984,100
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	4,161,348
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	2,750,386
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/26	5,000,000	4,685,350
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,000,000	9,464,100
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,750,000	2,723,847
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,541,025
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy

International Airport Project)	8.00	8/1/28	12,500,000	13,221,125
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,830,000	2,883,883
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,000,000	2,079,820
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.50	6/15/10	13,000,000 a	13,860,210
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.50	6/15/37	25,000,000	21,905,500
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	9,547,700
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,796,926
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	19,000,000	18,960,290
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	9,674,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	5/15/09	3,000,000 a	3,117,810
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	8/15/09	5,000,000 a	5,260,250
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 a	1,055,610
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,115,000 a	2,249,704
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	2/1/16	8,040,000	8,655,864
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,049,900
New York City Transitional Finance

Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 c	8,096,130
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 a	5,278,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	15,041,729
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/23	6,320,000	6,347,239
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,502,092
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 a	733,279
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	332,881
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	9,921,374
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000 a	10,453,100
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,076,209
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester
Issue)	5.00	8/1/10	5,570,000	5,735,095
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,575,000	2,673,545
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
FGIC)	5.00	7/1/37	11,000,000	10,432,510
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	3,993,705
New York State Dormitory
Authority, Insured Revenue

(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,563,142
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	33,625,000	35,606,858
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 a	10,737,200
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Insured; FHA)	6.10	2/1/37	8,300,000	8,397,940
New York State Dormitory
Authority, Revenue	5.88	5/15/11	19,900,000 d,e	21,535,084
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Bank PLC)	5.00	7/1/15	2,000,000	2,045,480
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	15,701,700
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,211,852
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,277,300
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	10,386,879
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	9,877,200
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,098,280
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/15/15	1,000,000	1,019,680
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,518,382
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,772,215
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)

(Insured; MBIA)	5.75	7/1/20	3,000,000	3,238,140
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	0.00	7/1/28	18,335,000	6,057,701
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 a	2,507,379
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	415,000 a	451,437
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	31,300
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,220,340
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,227,649
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	695,000	696,640
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,001,380
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	7,925,000	7,789,641
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	6,305,000	6,155,193
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
MBIA)	5.00	7/1/27	5,045,000	4,798,451
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,436,981
New York State Dormitory
Authority, Revenue (New York

Methodist Hospital)	5.25	7/1/13	1,450,000	1,498,227
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,906,161
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,073,577
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,372,680
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	9,232,100
New York State Dormitory
Authority, Revenue (North
Shore Long Island Jewish Group)	5.00	5/1/18	3,280,000	3,305,026
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA)	5.50	11/1/13	2,625,000	2,883,904
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,178,188
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,019,153
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,078,220
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,828,073
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	17,872,129
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured;
AMBAC)	5.25	8/1/15	2,135,000	2,248,497
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA)	5.38	10/1/22	31,000,000	31,368,590
New York State Dormitory
Authority, Revenue (Schools
Program) (Insured; MBIA)	5.25	7/1/10	1,670,000	1,736,499
New York State Dormitory
Authority, Revenue (State
University Educational

Facilities)	7.50	5/15/10	1,180,000	1,269,645
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	100,000	108,217
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,480,000	1,618,128
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,655,325
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,837,071
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 a	2,139,440
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000	5,632,300
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	100,000	107,463
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	12,900,000 d,e	13,862,727
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.25	5/15/15	6,825,000	7,346,908
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,085,160
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/46	10,000,000	9,400,600
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	938,770
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 a	8,750,818
New York State Dormitory
Authority, State Personal

Income Tax Revenue (Education)	5.05	3/15/13	500,000 a	538,010
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 a	5,454,850
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	30,000,000	29,199,000
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,021,780
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/20	13,745,000	14,236,384
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	4.50	6/15/36	8,035,000	7,076,264
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	4.45	7/1/09	2,000,000	2,009,060
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	972,020
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)	4.40	2/15/11	1,450,000	1,461,151
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,660,000	1,690,976
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,505,506
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,467,186
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,294,346
New York State Mortgage Agency,

Homeowner Mortgage Revenue	5.40	10/1/10	2,920,000	2,982,634
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,630,000	4,720,887
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	4,070,000	4,114,607
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,875,000	8,863,463
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/12	17,210,000 a	18,435,696
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/12	10,500,000 a	11,247,810
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	4,960,350
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 a	2,133,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.00	4/1/18	5,000,000 d,e	5,178,525
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,188,800
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/08	960,000 a	969,792
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	9,040,000	9,116,569
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,693,644
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.25	1/1/20	13,760,000	14,493,958
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.00	1/1/26	6,425,000	6,387,093
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA)	5.70	4/1/20	20,000,000	21,729,400
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,424,225
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,332,810
Niagara Falls City School
District, COP (High School

Facility) (Insured; MBIA)	5.63	6/15/13	2,045,000	2,262,404
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen Arden
Inc. Project)	5.70	1/1/28	4,600,000	3,978,862
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	16,165,350
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	9,623,600
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,204,100
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	6,000,000	6,584,700
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/14	10,000,000	11,022,300
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	15,000,000	14,631,300
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.25	10/15/18	22,500,000	23,610,375
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.00	10/15/24	10,000,000 f	9,977,000
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,474,846
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,007,290
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,802,090
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Syracuse University Project)
(Insured; CIFG)	5.97	12/1/35	4,600,000 b	4,600,000
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,000,000	10,405,700
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,114,630
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithacare
Center Project) (Insured; FHA)	6.20	2/1/37	5,985,000	6,055,803
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/12	10,000,000 a	10,777,300
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 a	8,253,900
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	10,000,000	10,337,200
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 a	11,403,437
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	9,851,100
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	4,450,000	4,832,611
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA)	5.13	1/1/14	3,000,000 a	3,239,670
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	14,476,511
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/08	1,800,000 a	1,851,426
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.13	6/1/08	1,000,000 a	1,028,890
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco Company
Project)	5.50	7/1/09	2,650,000	2,664,549
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/21	2,465,000	2,303,271
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 a	2,194,738
U.S. Related--4.2%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,087,980
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,131,970
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	998,270
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/10	10,100,000	10,663,479
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	3,000,000	3,323,850
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000	6,927,096
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,326,805
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	2,000,000 d,e	2,001,970
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,182,650
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000	4,912,050
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	9,146,100
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,061,260
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,285,286
Total Long-Term Municipal Investments
(cost $1,400,847,208)				1,380,634,129
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.6%	Rate (%)	Date	Amount ($)	Value ($)

New York;
Erie County Water Authority,
Water Works System Revenue
(Insured; AMBAC and Liquidity

Facility; DEPFA Bank PLC)	3.45	3/7/08	8,600,000 g	8,600,000
New York City
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	4.45	3/1/08	3,000,000 g	3,000,000
New York City
(Insured; MBIA and Liquidity
Facility; Bank of Nova Scotia)	4.00	3/1/08	3,000,000 g	3,000,000
New York City
(Insured; MBIA and LOC;
Landesbank Hessen-Thuringen
Girozentrale)	4.45	3/1/08	9,300,000 g	9,300,000
New York City
(Insured; MBIA and Liquidity
Facility; Rabobank Nederland)	2.70	3/1/08	3,300,000 g	3,300,000
New York City
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.50	3/1/08	9,000,000 g	9,000,000
Total Short-Term Municipal Investments
(cost $36,200,000)				36,200,000
Total Investments (cost $1,437,047,208)			100.5%	1,416,834,129
Liabilities, Less Cash and Receivables			(.5%)	(6,857,465)
Net Assets			100.0%	1,409,976,664

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $42,578,306 or 3.0% of net assets.
e Collateral for floating rate borrowings.
f Purchased on a delayed delivery basis.
g Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)